INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥		¥ 660	¥ 436	¥ 253
Deferred Tax	$ (13)	(91)	(79)	26
Total	$ 83	¥ 569	¥ 357	¥ 279
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	15.00%	15.00%	1.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions	4.00%	4.00%	1.00%	(1.00%)
Effect of change in valuation allowance	(1.00%)	(1.00%)		1.00%
Effect of tax holiday	(3.00%)	(3.00%)	(1.00%)	(3.00%)
Effect of cash dividends	5.00%	5.00%	(1.00%)	3.00%
Effect of disposal of subsidiary	1.00%	1.00%		(1.00%)
Effect of excess tax benefit of rewards	(5.00%)	(5.00%)	(3.00%)
Effective tax rate	41.00%	41.00%	22.00%	27.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥		¥ 31	¥ 24	¥ 27
Per share effect - basic (in RMB per share) | ¥ / shares		¥ 0.11	¥ 0.09	¥ 0.10
Per share effect - diluted (in RMB per share) | ¥ / shares		¥ 0.10	¥ 0.08	¥ 0.10